Provision for Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State	800	800
Deferred:
Federal	(477,000)	(221,000)
State	(136,000)	(94,000)
Deferred income tax expense (benefit), gross	(613,000)	(315,000)
Valuation allowance	613,000	315,000
Deferred income tax expense benefit net of valuation allowance
Income tax expense (benefit)	$ 800	$ 800